Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common stock, dividends, per share, cash paid (in dollars per share)	$ 0.18	$ 0.13
Proceeds from capital offering	$ 14,600
Payments of stock issuance costs	$ 213